Trade and other payables (Details) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 21,547		₨ 17,857
Due to creditors for expenses	4,598		4,827
Due to capital creditors	4,774		3,760
Trade and other current payables	₨ 30,919	$ 371	₨ 26,444